CONVERTIBLE PROMISSORY NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Promissory Notes
CONVERTIBLE PROMISSORY NOTES

NOTE 10: CONVERTIBLE PROMISSORY NOTES

The Company entered into convertible promissory notes as follows as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Convertible note, at 8% interest, maturing December 23, 2021 convertible into common shares at $0.15 per share	$112,500	$112,500

Convertible note, at 8% interest, maturing December 23, 2021 convertible into common shares at $0.15 per share	112,500	112,500

Convertible note at 10% interest, maturing July 14, 2022 convertible into common shares at $3.15 per share ($300,000 original issue discount)	3,300,000	-

Convertible note at 8% interest, maturing March 13, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	382,500	-

Convertible note at 8% interest, maturing March 13, 2023 convertible into common shares at $1.00 per share ($8,250 original issue discount)	420,750	-

Convertible note at 8% interest, maturing March 17, 2023 convertible into common shares at $1.00 per share ($20,000 original issue discount)	1,020,000	-

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1,00 per share ($9,750 original issue discount)	497,250	-

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1.00 per share ($1,500 original issue discount)	76,500	-

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1.00 per share ($3,000 original issue discount)	153,000	-

Convertible note at 8% interest, maturing April 21, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	382,500	-

Convertible note at 8% interest, maturing April 21, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	382,500	-

Convertible note at 8% interest, maturing June 30, 2023 convertible into common shares at $0.90 per share ($3,000 original issue discount)	153,000	-
	6,993,000	225,000
Less: Discounts	(1,819,477)	(83,897)
Total	$5,173,523	$141,103

On April 14, 2021 we received bridge financing in the form of a loan in the principal amount of $3,300,000 from Brighton Capital Partners, LLC (“Brighton Capital” or “BCP”) for which we issued them a convertible promissory note due 15 months after April 14, 2021 (July 14, 2022). The note bears interest at 10% per annum and is convertible at Brighton Capital’s election at a fixed price of $3.15 per share.

Under the terms of the note, Brighton Capital has a right of redemption commencing on the earlier of an effective date of a Registration Statement and the 12-month anniversary of the note, to cause us to redeem all or any portion of the note in cash or shares of our common stock, at the Company’s election.

Any redemption with shares of our common stock shall be at the “market price” which is defined as 80% of our lowest closing trade price for the 10 consecutive trading days prior to the date on which the market price is measured. The note serves as a bridge loan to a $50,000,000 Equity Financing Agreement. The Company recognized a beneficial conversion feature on this note in the amount of $3,300,000.

Under the terms of the Equity Financing Agreement, Brighton Capital agreed to purchase up to $50,000,000 of our common stock during a 12-month period commencing upon (i) a registration statement filed with the Securities and Exchange Commission registering the shares underlying the EPA has been declared effective; (ii) the above $3,300,000 bridge note issued by us to Brighton Capital having been repaid in full and (iii) we shall have up-listed to the OTCQB or OTCQX. We have the right, but not the obligation, to sell our shares of common stock to Brighton Capital. If we elect to cause Brighton Capital to purchase our shares of common stock under a put option, the put option price shall be equal to 80% of the lowest trading price in the ten-trading day period immediately prior to the delivery of the Put Notice.

Unless we and Brighton Capital agree to a greater amount, each Put Notice shall not exceed the lesser of (a) $3,500,000; and (b) 100% of the average daily trading dollar volume of the previous five days provided that the number of shares sold to Brighton Capital shall not cause the aggregate number of shares of our common stock beneficially owned by Brighton Capital and its affiliates to exceed 4.99% of the outstanding shares of our common stock. Each Put Notice shall be conditional upon the continued effectiveness of a registration statement to allow Brighton Capital to freely sell our shares of common stock that it will hold. The Company was required to file a registration statement within 60 days of the execution of a Rights Agreement entered into on April 14, 2021. The Company was granted a waiver of that requirement so long as the registration statement is filed by August 1, 2021, which it was.

The Company has agreed to pay Brighton Capital a commitment fee equal to 1% of the commitment amount which will be paid in shares of our common stock that will piggyback on a registration statement.

On October 26, 2021, the Company and BCP agreed to terminate the Equity Financing Agreement.

On May 13, 2021, the Company issued a convertible promissory note to investors for $382,500 with an original issue discount of $7,500, for a term of twenty-two months maturing March 13, 2023. In addition, the Company issued warrants to the same investors to purchase up to 750,000 warrant shares with the convertible note.

On May 13, 2021, the Company issued a convertible promissory note to an investor for $420,750 with an original issue discount of $8,250, for a term of twenty-two months maturing March 13, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 825,000 warrant shares with the convertible note.

On May 17, 2021, the Company issued a convertible promissory note to an investor for $1,020,000 with an original issue discount of $20,000, for a term of twenty-two months maturing March 17, 2023.

On May 19, 2021, the Company issued a convertible promissory note to an investor for $497,250 with an original issue discount of $9,750, for a term of twenty-two months maturing March 19, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 975,000 warrant shares with the convertible note.

On May 19, 2021, the Company issued a convertible promissory note to an investor for $76,500 with an original issue discount of $1,500, for a term of twenty-two months maturing March 19, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 150,000 warrant shares with the convertible note.

On May 19, 2021, the Company issued a convertible promissory note to an investor for $153,000 with an original issue discount of $3,000, for a term of twenty-two months maturing March 19, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 300,000 warrant shares with the convertible note.

On June 21, 2021, the Company issued a convertible promissory note to an investor for $382,500 with an original issue discount of $7,500, for a term of twenty-two months maturing April 21, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 750,000 warrant shares with the convertible note. The Company recognized a BCF discount in the amount of $100,828 on this convertible note that is being amortized over the life of the convertible note.

On June 21, 2021, the Company issued a convertible promissory note to an investor for $382,500 with an original issue discount of $7,500, for a term of twenty-two months maturing April 21, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 750,000 warrant shares with the convertible note. The Company recognized a BCF discount in the amount of $100,828 on this convertible note that is being amortized over the life of the convertible note.

On August 30, 2021, the Company issued a convertible promissory note to an investor for $153,000 with an original issue discount of $3,000, for a term of twenty-two months maturing June 30, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 375,000 warrant shares with the convertible note.

Maturities of convertible promissory notes for the next two years as of September 30 are as follows (with discount):

2022	$3,311,707
2023	1,861,816
$5,173,523

Interest expense for the nine months ended September 30, 2021 and 2020 was $259,953 and $0, respectively. Amortization of debt discount, original issue discount and BCF discount was $489,848 and $0 for the nine months ended September 30, 2021 and 2020, respectively. Accrued interest at September 30, 2021 was $260,348.

NOTE 5: CONVERTIBLE PROMISSORY NOTES

The Company entered into convertible promissory notes as follows as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Convertible note, at 8% interest, maturing December 23, 2021 convertible into common shares at $0.15 per share	$112,500	$-

Convertible note, at 8% interest, maturing December 23, 2021 convertible into common shares at $0.15 per share	112,500	-
	225,000	-
Less: Debt discount	(83,897)	-
Total	$141,103	$-

Interest expense for the year ended December 31, 2020 and accrued at December 31, 2020 was $394.